Income Taxes (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
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Disclosure Of Reconciliation Of Income Taxes.
A reconciliation of the expected income tax recovery to the actual income tax recovery is as follows:

	Year ended December 31
	2020	2019

Net loss	$(13,858,000)	$(2,341,544)
Statutory tax rate	27%	11%

Expected income tax recovery at the statutory tax rate	(2,730,000)	(258,000)
Non-deductible items and other	324,000	29,000
Non-deductible share-based compensation	548,000	—
Share issue costs	(487,000)	(9,000)
Effect of change in statutory tax rates	(1,291,000)	—
Change in recognized deferred assets	3,636,000	238,000

Income tax recovery	$—	$—

Disclosure Of Deferred Income Tax Assets And Liabilities.
The significant components of deferred income tax assets and liabilities as at December 31, 2020 and 2019 are as follows:

	As at December 31
	2020	2019
Non-capital loss carry-forwards	$3,321,000	$311,000
Share issuance costs	549,000	9,000
Property and equipment, and leases	63,000	(23,000)

	3,933,000	297,000
Unrecognized deferred tax asset	(3,933,000)	(297,000)

Net deferred income tax assets	$—	$—

Disclosure Of Non Capital Loss Forward Detailed Information Explanatory [Table Text Block]
Tax losses for which no deferred tax asset was recognised expire as follows:

	2021	Expiry date

Non-capital loss carry-forwards – Canada	$46,259,000	2037-2041

	2020	Expiry date

Non-capital loss carry-forwards – Canada	$12,275,000	2037-2040